Note 16 - Commitments and Contingencies (Tables)	1 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Operating Leases
2013	€349
2014	222
2015	185
2016	185
2017	185
Total	€1,126